Note 9 - Retirement Savings Plans (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	4.00%	4.00%
Defined Contribution Plan, Employer Contribution Amount	$ 29,952	$ 33,143
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0	$ 0